Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of fair value on a recurring basis
The following tables set forth the fair value of financial instruments that were measured at fair value on a recurring basis (in thousands):

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	$92,940	$92,940	$—	$—
Total financial assets	$92,940	$92,940	$—	$—

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	$100,272	$100,272	$—	$—
Total financial assets	$100,272	$100,272	$—	$—
The following tables set forth the fair value of financial instruments that were measured at fair value on a recurring basis (in thousands):

	As of March 31, 2021
(in thousands)	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	$50,919	$50,919	$—	$—
Total financial assets	$50,919	$50,919	$—	$—

	As of December 31, 2020
(in thousands)	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	$92,940	$92,940	$—	$—
Total financial assets	$92,940	$92,940	$—	$—

Schedule of Valuation Assumptions
The estimated fair value of the stock option awards as of December 31, 2020, 2019, and 2018 was estimated using the Black-Scholes option pricing model with the following assumptions:

	2020	2019	2018
Expected volatility	65.80%	60.00%	70.00%
Expected term (in years)	0.50-1.49	3.00–5.00	4.00
Risk-free interest rate	0.10%	1.40%–1.43%	2.68%
Dividend yield	—	—	—
Fair value of Class A common stock	$679.31	$94.85	$59.60
Fair value of Class B common stock	$6.7931	$0.9485	$0.5960
The estimated fair value of the stock option awards as of March 31, 2021 and March 31, 2020, was estimated using the Black-Scholes option pricing model with the following assumptions:

Three Months ended March 31,
(in thousands)	2021	2020
Expected volatility	68.50%- 75.60%	68.30%-73.30%
Expected term (in years)	0.50- 1.75	3.00-5.00
Risk-free interest rate	0.05%- 0.16%	0.29%-0.37%
Dividend yield	0.00%	0.00%
Fair value of Class A common stock	$565.85-$1,549.43	$85.42-$97.58
Fair value of Class B common stock	$5.66-$15.49	$0.85-$0.98

CM Life Sciences, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of fair value on a recurring basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$442,774,870	$442,763,951
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Liabilities:
Warrant Liability – Public Warrants	1	$76,448,164	$40,290,250
Warrant Liability – Private Placement Warrants	3	$50,511,936	$30,032,168
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$442,763,951

Liabilities:
Warrant Liability – Public Warrants	1	$40,290,250
Warrant Liability – Private Placement Warrants	3	$30,032,168

Schedule of changes in the fair value of warrant liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Total Warrant Liabilities
Fair value as of July 10, 2020 (inception)	$—	$—	$—
Initial measurement on September 4, 2020	10,855,001	20,956,833	31,811,834
Change in valuation inputs or other assumptions	19,177,167	19,333,417	38,510,584
Fair value as of December 31, 2020	$30,032,168	$40,290,250	$70,322,418

Schedule of Valuation Assumptions
The fair value of the Private Placement Warrants was estimated at March 31, 2021 and December 31, 2020 to be $2.29 and $4.24, respectively, using the modified Black-Scholes option pricing model and the following assumptions:

	March 31, 2021	December 31, 2020
Stock Price	$14.89	$11.04
Expected volatility	42.5%	42.8%
Risk-free interest rate	0.96%	0.42%
Remaining term	5.17	5.42
Exercise Price	$11.50	$11.50

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$30,032,168	$40,290,250	$70,322,418
Change in valuation inputs or other assumptions	20,479,768	36,157,914	56,637,682
Fair value as of March 31, 2021	$50,511,936	$76,448,164	$126,960,100